Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2021	2020	2019
Net loss for the period (in thousands of euros)	(47,063)	(33,590)	(50,915)
Weighted average number of shares	34,733,418	24,385,827	21,631,514
Basic loss per share (in euros)	(1.35)	(1.38)	(2.35)
Diluted loss per share (in euros)	(1.35)	(1.38)	(2.35)